CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 1,760,650	$ 1,561,665	$ 1,387,666
Cost of Revenues	564,635	512,528	526,227
Gross profit	1,196,015	1,049,137	861,439
Research and development, net	495,281	481,293	482,861
Selling and marketing	425,457	399,577	492,886
General and administrative	175,136	160,033	171,045
Restructuring, Settlement and Impairment Provisions	0	32,614	0
Total operating expenses	1,095,874	1,073,517	1,146,792
Operating income (loss)	100,141	(24,380)	(285,353)
Financial income (expenses), net	51,820	62,474	(183,513)
Other income (expenses)	(36)	(255)	1,023
Income (loss) before taxes on income	151,925	37,839	(467,843)
Income tax expense (benefit)	13,603	4,702	(42,980)
Net income (loss)	138,322	33,137	(424,863)
Other comprehensive income (loss):
Unrealized gain (loss) from marketable securities, net	2,770	8,593	(10,756)
Unrealized gain (loss) on cash flow hedge, net	280	29,054	(21,643)
Other comprehensive income (loss) for the year, net	3,050	37,647	(32,399)
Total comprehensive loss	$ 141,372	$ 70,784	$ (457,262)
Basic net loss per ordinary share (in USD per share)	$ 2.49	$ 0.58	$ (7.33)
Diluted net loss per ordinary share (in USD per share)	$ 2.36	$ 0.57	$ (7.33)
Creative Subscriptions
Revenues	$ 1,264,975	$ 1,152,007	$ 1,039,479
Cost of Revenues	213,422	215,515	251,587
Business Solutions
Revenues	495,675	409,658	348,187
Cost of Revenues	$ 351,213	$ 297,013	$ 274,640